Total Equity - Preferred Shares (Details) $ / shares in Units, $ in Millions, $ in Millions									12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CAD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Preferred shares
Disclosure of classes of share capital [line items]
Stated capital	$ 1,335.5						$ 1,335.5		$ 1,335.5	$ 1,456.0
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	7,515,642								7,515,642	7,515,642
Stated capital	$ 170.8								$ 170.8	$ 187.9
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Fixed dividend rate per annum									4.71%
Series D
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,484,358								2,484,358	2,484,358
Stated capital	$ 56.4								$ 56.4	$ 62.1
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Floating dividend rate per annum									3.26%
Number of shares converted (in shares)							1,499,258	1,499,258
Carrying value of amount converted							$ 34.1	$ 37.5
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	5,440,132								5,440,132	5,440,132
Stated capital	$ 124.5								$ 124.5	$ 136.0
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Fixed dividend rate per annum									3.18%
Series F
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,099,046								2,099,046	2,099,046
Stated capital	$ 48.1								$ 48.1	$ 52.5
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Floating dividend rate per annum									2.27%
Number of shares converted (in shares)					1,472,998	1,472,998
Carrying value of amount converted					$ 33.7	$ 36.8
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	7,719,843								7,719,843	7,719,843
Stated capital	$ 182.1								$ 182.1	$ 193.0
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Fixed dividend rate per annum									2.96%
Series H
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,280,157								2,280,157	2,280,157
Stated capital	$ 53.8								$ 53.8	$ 57.0
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Floating dividend rate per annum									2.67%
Number of shares converted (in shares)			286,891	286,891
Carrying value of amount converted			$ 6.8	$ 7.2
Series I
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,420,101								10,420,101	10,420,101
Stated capital	$ 250.5								$ 250.5	$ 260.5
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Fixed dividend rate per annum									3.33%
Number of shares converted (in shares)	45,452	45,452
Carrying value of amount converted	$ 1.1	$ 1.1
Series J
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1,579,899								1,579,899	1,579,899
Stated capital	$ 38.0								$ 38.0	$ 39.5
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Floating dividend rate per annum									2.96%
Series K
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,500,000								9,500,000	9,500,000
Stated capital	$ 231.7								$ 231.7	$ 237.5
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Fixed dividend rate per annum									4.67%
Series M
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,200,000								9,200,000	9,200,000
Stated capital	$ 179.6								$ 179.6	$ 230.0
Liquidation preference per share (in dollars per share) | $ / shares										$ 25.00
Fixed dividend rate per annum									5.00%
Government of Canada Treasury Bill | Series D
Disclosure of classes of share capital [line items]
Variable rate basis spread									3.15%
Government of Canada Treasury Bill | Series F
Disclosure of classes of share capital [line items]
Variable rate basis spread									2.16%
Government of Canada Treasury Bill | Series H
Disclosure of classes of share capital [line items]
Variable rate basis spread									2.56%
Government of Canada Treasury Bill | Series J
Disclosure of classes of share capital [line items]
Variable rate basis spread									2.85%
Government of Canada Treasury Bill | Series L
Disclosure of classes of share capital [line items]
Variable rate basis spread									3.51%
Government of Canada Treasury Bill | Series N
Disclosure of classes of share capital [line items]
Variable rate basis spread									3.98%